Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2016
Consolidation

Consolidation

The consolidated financial statements include the accounts of Barnes & Noble, Inc. and its wholly and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, the Company is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all short-term, highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents.
Merchandise Inventories

Merchandise Inventories

Merchandise inventories are stated at the lower of cost or market. Cost is determined primarily by the retail inventory method under the first-in, first-out (FIFO) basis. NOOK merchandise inventories are recorded based on the average cost method.

Market is determined based on the estimated net realizable value, which is generally the selling price. Reserves for non-returnable inventory are based on the Company’s history of liquidating non-returnable inventory.

The Company also estimates and accrues shortage for the period between the last physical count of inventory and the balance sheet date. Shortage rates are estimated and accrued based on historical rates and can be affected by changes in merchandise mix and changes in actual shortage trends.

Property and Equipment and Other Long-Lived Assets

Property and Equipment and Other Long-Lived Assets

Property and equipment are carried at cost, less accumulated depreciation and amortization. For financial reporting purposes, depreciation is computed using the straight-line method over estimated useful lives. Maintenance and repairs are expensed as incurred, while major maintenance and remodeling costs are capitalized if they extend the useful life of the asset. Leasehold improvements are capitalized and amortized over the shorter of their estimated useful lives or the terms of the respective leases. Fixtures and equipment are capitalized and amortized over the shorter of their estimated useful lives or 10 years. Capitalized lease acquisition costs are being amortized over the lease terms of the underlying leases. System costs are capitalized and included in property and equipment. These costs are depreciated over their estimated useful lives from the date the systems become operational. The Company had $298,580 and $341,735 of property and equipment, net of accumulated depreciation, at April 30, 2016 and May 2, 2015, respectively, and $134,850, $139,204 and $161,252 of depreciation expense for fiscal 2016, fiscal 2015 and fiscal 2014, respectively. Capitalized software costs of $79,890 and $39,897 for fiscal 2016 and fiscal 2015, respectively, are included in property and equipment.

The Company had $1,610 and $2,519 of amortizable intangible assets, net of amortization, at April 30, 2016 and May 2, 2015, respectively. The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and considers market participants in accordance with Accounting Standards Codification (ASC) 360-10, Accounting for the Impairment or Disposal of Long-Lived Assets (ASC 360-10). The Company evaluates long-lived assets for impairment at the individual Barnes & Noble store level, which is the lowest level at which individual cash flows can be identified. When evaluating long-lived assets for potential impairment, the Company will first compare the carrying amount of the assets to the individual store’s estimated future undiscounted cash flows. If the estimated future cash flows are less than the carrying amount of the assets, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the assets to the individual store’s fair value based on its estimated discounted future cash flows. If required, an impairment loss is recorded for that portion of the asset’s carrying value in excess of fair value. Impairment losses included in selling and administrative expenses related to amortizable assets totaled $150, $366 and $30,777 during fiscal 2016, fiscal 2015 and fiscal 2014, respectively.

Goodwill and Unamortizable Intangible Assets

Goodwill and Unamortizable Intangible Assets

The costs in excess of net assets of businesses acquired are carried as goodwill in the accompanying consolidated balance sheets.

At April 30, 2016, the Company had $211,276 of goodwill and $309,294 of unamortizable intangible assets (those with an indefinite useful life), accounting for approximately 25.9% of the Company’s total assets. ASC 350-30, Goodwill and Other Intangible Assets, requires that goodwill and other unamortizable intangible assets no longer be amortized, but instead be tested for impairment at least annually or earlier if there are impairment indicators. The Company performs a two-step process for impairment testing of goodwill as required by ASC 350-30. The first step of this test, used to identify potential impairment, compares the fair value of a reporting unit with its carrying amount. The second step (if necessary) measures the amount of the impairment. The Company completed its annual goodwill impairment test as of the first day of the third quarter of fiscal 2016. In performing the valuations, the Company used cash flows that reflected management’s forecasts and discount rates that included risk adjustments consistent with the current market conditions. Based on the results of the Company’s step one testing, the fair values of the B&N Retail and NOOK reporting units as of that date exceeded their carrying values; therefore, the second step of the impairment test was not required to be performed and no goodwill impairment was recognized. There were no impairment losses included in selling and administrative expenses related to goodwill during fiscal 2016, fiscal 2015 and fiscal 2014.

The Company tests unamortizable intangible assets by comparing the fair value and the carrying value of such assets. The Company also completed its annual impairment tests for its other unamortizable intangible assets by comparing the estimated fair value to the carrying value of such assets. Impairment losses included in selling and administrative expenses related to unamortizable intangible assets totaled $3,840, $0 and $1,602 during fiscal 2016, fiscal 2015 and fiscal 2014, respectively. Changes in market conditions, among other factors, could have a material impact on these estimates.

During fiscal 2016, the Company impaired one of its publishing contracts due to a significant drop in current year business with that publisher, driven by lower title offerings, product quality and the loss of a distribution partner. As a result, the Company recorded an impairment charge of $3,840 in selling and administrative expenses. During fiscal 2014, the Company recorded $1,602 of impairments related to a certain publishing contract. The publishing contracts include the value of long-standing relationships with authors, agents and publishers established upon the Company’s acquisition of Sterling in 2003. Given Sterling’s strong history of maintaining such relationships, the Company believes they produce value indefinitely without an identifiable remaining useful life. However, given the continued declines in the physical book business, certain of these contracts were impaired.

Deferred Charges

Deferred Charges

Costs incurred to obtain long-term financing are amortized over the terms of the respective debt agreements using the straight-line method, which approximates the interest method. Unamortized costs included in other non-current assets as of April 30, 2016 and May 2, 2015 were $7,796 and $5,371, respectively. Amortization expense included in interest and amortization of deferred financing fees was $3,276, $5,477 and $5,957 during fiscal 2016, fiscal 2015 and fiscal 2014, respectively.

Revenue Recognition

Revenue Recognition

Revenue from sales of the Company’s products is recognized at the time of sale or shipment, other than those with multiple elements and Free On Board (FOB) destination point shipping terms. The Company accrues for estimated sales returns in the period in which the related revenue is recognized based on historical experience. ECommerce revenue from sales of products ordered through the Company’s websites is recognized upon estimated delivery and receipt of the shipment by its customers. Freight costs are included within the Company’s cost of sales and occupancy. Sales taxes collected from retail customers are excluded from reported revenues. All of the Company’s sales are recognized as revenue on a “net” basis, including sales in connection with any periodic promotions offered to customers. The Company does not treat any promotional offers as expenses.

In accordance with ASC No. 605-25, Revenue Recognition, Multiple-Element Arrangements, and Accounting Standards Updates (ASU) No. 2009-13 and 2009-14, for multiple-element arrangements that involve tangible products that contain software that is essential to the tangible product’s functionality, undelivered software elements that relate to the tangible product’s essential software and other separable elements, the Company allocates revenue to all deliverables using the relative selling-price method. Under this method, revenue is allocated at the time of sale to all deliverables based on their relative selling price using a specific hierarchy. The hierarchy is as follows: vendor-specific objective evidence, third-party evidence of selling price, or best estimate of selling price. NOOK® device revenue is recognized at the segment point of sale.

The Company includes post-service customer support (PCS) in the form of software updates and potential increased functionality on a when-and-if-available basis with the purchase of a NOOK® from the Company. Using the relative selling-price method described above, the Company allocates revenue based on the best estimate of selling price for the deliverables as no vendor-specific objective evidence or third-party evidence exists for any of the elements. Revenue allocated to NOOK® and the software essential to its functionality is recognized at the time of sale, provided all other conditions for revenue recognition are met. Revenue allocated to the PCS is deferred and recognized on a straight-line basis over the 2-year estimated life of a NOOK® device.

The average percentage of a NOOK®’s sales price that is deferred for undelivered items and recognized over its 2-year estimated life ranges between 0% and 4%, depending on the type of device sold. The amount of NOOK®-related deferred revenue as of April 30, 2016 and May 2, 2015 was $160 and $2,345, respectively. These amounts are classified on the Company’s balance sheet in accrued liabilities for the portion that is subject to deferral for one year or less and other long-term liabilities for the portion that is subject to deferral for more than one year.

The Company also pays certain vendors who distributed NOOK® a commission on the content sales sold through that device. The Company accounts for these transactions as a reduction in the sales price of the NOOK® based on historical trends of content sales and a liability is established for the estimated commission expected to be paid over the life of the product. The Company recognizes revenue of the content at the point of sale of the content. The Company records revenue from sales of digital content, sales of third-party extended warranties, service contracts and other products, for which the Company is not obligated to perform, and for which the Company does not meet the criteria for gross revenue recognition under ASC 605-45-45, Reporting Revenue Gross as a Principal versus Net as an Agent, on a net basis. All other revenue is recognized on a gross basis.

The Company rents physical textbooks. Revenue from the rental of physical textbooks is deferred and recognized over the rental period commencing at point of sale. The Company offers a buyout option to allow the purchase of a rented book at the end of the semester. The Company records the buyout purchase when the customer exercises and pays the buyout option price. In these instances, the Company would accelerate any remaining deferred rental revenue at the point of sale.

NOOK acquires the rights to distribute digital content from publishers and distributes the content on www.barnesandnoble.com, NOOK® devices and other eBookstore platforms. Certain digital content is distributed under an agency pricing model, in which the publishers set prices for eBooks and NOOK receives a commission on content sold through the eBookstore. The majority of the Company’s eBooks are sold under the agency model.

The Barnes & Noble Member Program offers members greater discounts and other benefits for products and services, as well as exclusive offers and promotions via e-mail or direct mail, for an annual fee of $25.00, which is non-refundable after the first 30 days. Revenue is recognized over the twelve-month period based upon historical spending patterns for Barnes & Noble Members.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (ASU 2014-09). The standard provides companies with a single model for use in accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer, as opposed to recognizing revenue when the risks and rewards transfer to the customer under the existing revenue guidance. ASU 2014-09, as amended by ASU 2015-14, ASU 2016-08, ASU 2016-10 and ASU 2016-12, is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted for annual reporting periods beginning after December 15, 2016. The guidance permits companies to either apply the requirements retrospectively to all prior periods presented, or apply the requirements in the year of adoption, through a cumulative adjustment. The Company has not yet selected a transition method nor has it determined the impact of adoption on its consolidated financial statements.

Research and Development Costs for Software Products

Research and Development Costs for Software Products

The Company follows the guidance in ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed. Capitalization of software development costs begins upon the establishment of technological feasibility and is discontinued when the product is available for sale. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and, therefore, research and development costs are generally expensed as incurred.

Internal-Use Software and Website Development Costs

Internal-Use Software and Website Development Costs

Direct costs incurred to develop software for internal use and website development costs are capitalized and amortized over an estimated useful life of three to seven years. During fiscal 2016 and 2015, the Company capitalized costs, primarily related to labor, consulting, hardware and software, of $31,531 and $37,145, respectively. Amortization of previously capitalized amounts was $30,461, $27,618 and $24,194 for fiscal 2016, fiscal 2015 and fiscal 2014, respectively. Costs related to the design or maintenance of internal-use software and website development are expensed as incurred.

Advertising Costs

Advertising Costs

The costs of advertising are expensed as incurred during the year pursuant to ASC 720-35, Advertising Costs. Advertising costs charged to selling and administrative expenses were $53,569, $50,210 and $57,247 during fiscal 2016, fiscal 2015 and fiscal 2014, respectively.

The Company receives payments and credits from vendors pursuant to co-operative advertising and other programs, including payments for product placement in stores, catalogs and online. In accordance with ASC 605-50-25-10, Customer’s Accounting for Certain Consideration Received from a Vendor, the Company classifies certain co-op advertising received as a reduction in costs of sales and occupancy. Allowances received from vendors exceeded gross advertising costs in each of the fiscal years noted above.

Closed Store Expenses

Closed Store Expenses

When the Company closes or relocates a store, the Company charges unrecoverable costs to expense. Such costs include the net book value of abandoned fixtures and leasehold improvements and, when a store is closed prior to the expiration of the lease, a provision for future lease obligations, net of expected sublease recoveries. Costs associated with store closings of $744, $1,301 and $2,423 during fiscal 2016, fiscal 2015 and fiscal 2014, respectively, are included in selling and administrative expenses in the accompanying consolidated statements of operations.

Net Earnings (Loss) Per Common Share

Net Earnings (Loss) Per Common Share

In accordance with ASC 260-10-45, Share-Based Payment Arrangements and Participating Securities and the Two-Class Method, unvested share-based payment awards that contain rights to receive non-forfeitable dividends are considered participating securities. The Company’s unvested restricted shares and unvested restricted stock units granted prior to July 15, 2015 and shares issuable under the Company’s deferred compensation plan are considered participating securities. Cash dividends to restricted stock units and performance-based stock units granted on or after July 15, 2015 are not distributed until and except to the extent that the restricted stock units vest, and in the case of performance-based stock units, until and except to the extent that the performance metrics are achieved or are otherwise deemed satisfied. Stock options do not receive cash dividends. As such, these awards are not considered participating securities.

Basic earnings per common share is calculated by dividing the net income, adjusted for preferred dividends and income allocated to participating securities, by the weighted average number of common shares outstanding during the period. Diluted net income per common share reflects the dilution that would occur if any potentially dilutive instruments were exercised or converted into common shares. The dilutive effect of participating securities is calculated using the more dilutive of the treasury stock method or two-class method. Other potentially dilutive securities include preferred stock, stock options, restricted stock units granted after July 15, 2015, and performance-based stock units and are included in diluted shares to the extent they are dilutive under the treasury stock method for the applicable periods. See Note 10 to the Consolidated Financial Statements for further information regarding the calculation of basic and diluted earnings (loss) per common share.

Income Taxes

Income Taxes

The provision for income taxes includes federal, state and local income taxes currently payable and those deferred because of temporary differences between the financial statement and tax bases of assets and liabilities. The deferred tax assets and liabilities are measured using the enacted tax rates and laws that are expected to be in effect when the differences reverse. The Company regularly reviews its deferred tax assets for recoverability and establishes a valuation allowance, if determined to be necessary. The Company establishes a reserve for uncertain tax positions. If the Company considers that a tax position is more likely than not of being sustained upon audit, based solely on the technical merits of the position, it recognizes the tax benefit. A reserve for an uncertain income tax position will be recognized if it has less than a 50% likelihood of being sustained. The tax positions are analyzed periodically (at least quarterly) and adjustments are made as events occur that warrant adjustments for those positions. The Company’s policy is to recognize interest and penalties related to income tax matters in income tax expense.

Stock-Based Compensation

Stock-Based Compensation

The calculation of stock-based employee compensation expense involves estimates that require management’s judgment. These estimates include the fair value of each of the stock option awards granted, which is estimated on the date of grant using a Black-Scholes option pricing model. There are two significant inputs into the Black-Scholes option pricing model: expected volatility and expected term. The Company estimates expected volatility based on traded option volatility of the Company’s stock over a term equal to the expected term of the option granted. The expected term of stock option awards granted is derived from historical exercise experience under the Company’s stock option plans and represents the period of time that stock option awards granted are expected to be outstanding. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and the Company uses different assumptions, stock-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected forfeiture rate, and only recognize expense for those shares expected to vest. If the Company’s actual forfeiture rate is materially different from its estimate, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period. See Note 5 to the Consolidated Financial Statements for a further discussion on stock-based compensation.

Gift Cards

Gift Cards

The Company sells gift cards, which can be used in its stores, on www.barnesandnoble.com, on NOOK® devices and at B&N Education stores. The Company does not charge administrative or dormancy fees on gift cards and gift cards have no expiration dates. Upon the purchase of a gift card, a liability is established for its cash value. Revenue associated with gift cards is deferred until redemption of the gift card. Gift cards redeemed at B&N Education are funded by the gift card liability at the Company. Over time, a portion of the gift cards issued is typically not redeemed. The Company estimates the portion of the gift card liability for which the likelihood of redemption is remote based upon the Company’s historical redemption patterns. The Company records this amount in income on a straight-line basis over a 12-month period beginning in the 13th month after the month the gift card was originally sold. The Company does not believe there is a reasonable likelihood that there will be a material change in the estimates or assumptions used to recognize revenue associated with gift cards. Additional breakage may be required if gift card redemptions continue to run lower than historical patterns.

The Company recognized gift card breakage of $29,074, $26,080 and $23,221 during fiscal 2016, fiscal 2015 and fiscal 2014, respectively. The Company had gift card liabilities of $353,103 and $358,146 as of April 30, 2016 and May 2, 2015, respectively.

Accounts Receivable

Accounts Receivable

Accounts receivable, as presented on the Company’s Consolidated Balance Sheets, is net of allowances. An allowance for doubtful accounts is determined through an analysis of the aging of accounts receivable and assessments of collectability based on historic trends, the financial condition of the Company’s customers and an evaluation of economic conditions. The Company writes off uncollectible trade receivables once collection efforts have been exhausted. Costs associated with allowable customer markdowns and operational chargebacks, net of the expected recoveries, are part of the provision for allowances included in accounts receivable. These provisions result from seasonal negotiations, as well as historic deduction trends net of expected recoveries, and the evaluation of current market conditions.

Reclassifications	Reclassifications Certain prior period amounts have been reclassified for comparative purposes to conform with the fiscal 2016 presentation.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In March 2016, the FASB issued ASU 2016-09, Compensation – Stock Compensation (Topic 718) – Improvements to Employee Share-Based Payment Accounting. ASU 2016-09 includes provisions to simplify certain aspects related to the accounting for share-based awards and the related financial statement presentation. This ASU includes a requirement that the tax effect related to the settlement of share-based awards be recorded in income tax benefit or expense in the statements of earnings. This change is required to be adopted prospectively in the period of adoption. In addition, the ASU modifies the classification of certain share-based payment activities within the statements of cash flows and these changes are required to be applied retrospectively to all periods presented, or in certain cases prospectively, beginning in the period of adoption. ASU 2016-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is permitted. The Company is currently evaluating the potential impact of this standard on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-04, Liabilities – Extinguishments of Liabilities (Subtopic 405-20), Recognition of Breakage for Certain Prepaid Stored-Value Products (ASU 2016-04). ASU 2016-04 requires entities that sell prepaid stored-value products redeemable for goods, services or cash at third-party merchants to recognize breakage (i.e. the value that is ultimately not redeemed by the consumer) in a way that is consistent with how it will be recognized under the new revenue recognition standard. Under current GAAP, there is diversity in practice in how entities account for breakage that results when a consumer does not redeem the entire product balance. Some entities view liabilities for prepaid stored-value products that can be redeemed only for goods or services from a third party as non-financial because the issuer’s obligation to the consumer will be settled by the transfer of goods or services, not cash. Others view these liabilities as financial, given that the issuer is ultimately obligated to transfer cash to a third party. This ASU clarifies that an entity’s liability for prepaid stored-value products within its scope meets the definition of a financial liability. The amendments of this ASU are effective for reporting periods beginning after December 15, 2017, with early adoption permitted. Entities will apply the guidance using either a modified retrospective approach or a full retrospective approach. The Company is currently evaluating the potential impact of this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), in order to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous GAAP. ASU 2016-02 requires that a lessee should recognize a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term on the balance sheet.
ASU 2016-02 requires expanded disclosures about the nature and terms of lease agreements and is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted. The Company is currently evaluating the potential impact of this standard on its consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, Income Taxes, Balance Sheet Classification of Deferred Taxes
(ASU 2015-17). This standard requires all deferred tax assets and liabilities to be classified as non-current on the balance sheet instead of separating deferred taxes into current and non-current amounts. In addition, valuation allowance allocations between current and non-current deferred tax assets are no longer required because those allowances also will be classified as non-current. ASU 2015-17 is effective for public companies for annual periods beginning after December 15, 2016, and interim periods within those annual periods, and early adoption is permitted. Entities are permitted to apply the amendments either prospectively or retrospectively. The Company early adopted ASU 2015-17 on a retrospective basis, and deferred taxes previously classified as components of current assets and current liabilities were reclassified to non-current assets and non-current liabilities, respectively, as of May 2, 2015.

In July 2015, the FASB issued an ASU 2015-11, Simplifying the Measurement of Inventory (ASU 2015-11), modifying the accounting for inventory. Under ASU 2015-11, the measurement principle for inventory will change from lower of cost or market value to lower of cost and net realizable value. ASU 2015-11 defines net realizable value as the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. ASU 2015-11 is applicable to inventory that is accounted for under the first-in, first-out method and is effective for reporting periods after December 15, 2016, with early adoption permitted. The Company has not yet determined the impact of adoption on its consolidated financial statements.

In June 2015, the FASB issued ASU 2015-10, Technical Corrections and Improvements. The amendments in this update cover a wide range of Topics in the Codification. The amendments in this update represent changes to make minor corrections or minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. This update is the final version of Proposed Accounting Standards Update 2014-240, Technical Corrections and Improvements, which has been deleted. The adoption did not have a material effect on the Company’s consolidated financial position or results of operations.

In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs (ASU 2015-03). ASU 2015-03 simplifies the presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by ASU 2015-03. In August 2015, FASB issued ASU 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements (ASU 2015-15). ASU 2015-15 clarifies the presentation and measuring of debt issuance costs incurred in connection with line-of-credit arrangements given the lack of guidance on this topic in ASU 2015-03. For line-of-credit arrangements, an entity can continue to present debt issuance costs as an asset and amortize the deferred debt issuance costs ratably over the term of the line-of-credit arrangement. ASU 2015-03, as amended, is effective for annual reporting periods beginning after December 15, 2015, including interim periods within such annual reporting periods with early adoption permitted. ASU 2015-03 is to be retrospectively adopted to each prior reporting period presented. The Company does not expect the adoption of this guidance to have a material effect on our consolidated financial statements.

Effective May 3, 2015, the Company was required to adopt ASU 2014-08, Reporting Discontinued Operations and Disclosure of Disposals of Components of an Entity. The amended guidance requires that a disposal representing a strategic shift that has (or will have) a major effect on an entity’s financial results or a business activity classified as held for sale should be reported as discontinued operations. The amendments also expand the disclosure requirements for discontinued operations and add new disclosures for individually significant dispositions that do not qualify as discontinued operations. The Company has classified the Spin-Off of Barnes & Noble Education as discontinued operations starting the second quarter ended October 31, 2015.

In May 2014, the FASB issued ASU 2014-09. The standard provides companies with a single model for use in accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer, as opposed to recognizing revenue when the risks and rewards transfer to the customer under the existing revenue guidance. ASU 2014-09, as amended by ASU 2015-14, ASU 2016-08, ASU 2016-10 and ASU 2016-12, is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Earlier application is permitted for annual reporting periods beginning after December 15, 2016. The guidance permits companies to either apply the requirements retrospectively to all prior periods presented, or apply the requirements in the year of adoption, through a cumulative adjustment. The Company has not yet selected a transition method nor has it determined the impact of adoption on its consolidated financial statements.

Reporting Period

Reporting Period

The Company’s fiscal year is comprised of 52 or 53 weeks, ending on the Saturday closest to the last day of April. The reporting periods ended April 30, 2016 contained 52 weeks, May 2, 2015 contained 52 weeks, and May 3, 2014 contained 53 weeks.